TEMPLETON WORLD FUND

Auditors
McGladrey & Pullen, LLP
555 Fifth Avenue
New York, New York 10017-2416

Principal Underwriter:

Franklin Templeton
Distributors, Inc.
700 Central Avenue
St. Petersburg,
Florida 33701-3628

Shareholder Services
1-800-632-2301

Fund Information
1-800-342-5236

This report must be preceeded or accompanied by the prospectus of Templeton World Fund, which contains more complete information including charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the investment manager which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the fund.

TO ENSURE THE HIGHEST QUALITY OF SERVICE, TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS MAY BE MONITORED, RECORDED AND ACCESSED. THESE CALLS CAN BE DETERMINED BY THE PRESENCE OF A REGULAR BEEPING TONE.

[RECYCLE LOGO]                                    TL102 A96 10/96


                                   [GLOBE GRAPHIC]

TEMPLETON
WORLD
FUND

Annual Report
August 31, 1996


[FRANKLIN TEMLPLETON LOGO]

TEMPLETON WORLD FUND


YOUR FUND'S OBJECTIVE:

The Templeton World Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation.

OCTOBER 15, 1996
Dear Shareholder:

We are pleased to bring you the 19th annual report of the Templeton World Fund, which covers the period ended August 31, 1996.

During the past fiscal year, global economic growth strengthened as many governments kept interest rates relatively low and allowed money supplies to grow. This combination of stronger growth and more liberal monetary policies led to mixed results worldwide. Lower interest rates eased the burden of interest payments, enabling many Latin American countries saddled with high foreign debt to restructure their fragile economies and improve their weak banking systems. In the more developed nations, however, particularly the United States, lower interest rates and easy credit drove personal debt to historically high levels.

Throughout the reporting period, strong corporate profit growth benefited the stocks of many companies, and global equity markets posted strong gains, with large upswings in many emerging market nations and

--------------------------------------------------------------------------
TEMPLETON WORLD FUND

Geographic Distribution on 8/31/96
Based on Total Net Assets

European Stocks         33.8%
Asian Stocks            10.3%
Latin American Stocks    8.4%
Australian &
 New Zealand Stocks      5.7%
United States Stocks    26.5%
Other Stocks             2.6%
Fixed-Income Securities 10.5%
Short-Term Obligations
 & Other Net Assets      2.2%


above-average advances in most developed countries. In the U.S., corporate profits improved as a result of high export demand and a stronger domestic economy. Corporate restructuring in Europe led to reduced costs, allowing companies to use excess profits to reduce debt. In Asia, however, Japan's stock market was basically flat, while several emerging markets suffered declines.

Consistent with our history of low turnover, we made no significant changes to the Fund's geographic weightings over the course of the fiscal year. For example, our exposure to Latin America increased from 6.7% to 8.4% of total net assets, Europe from 28.8% to 33.8%, Asia from 8.6% to 10.3%, while our U.S. exposure decreased from 30.7% to 26.5%. On an individual country basis, most changes to the Fund were subtle. Shifts in industry exposure were also relatively minor, with the most significant increases occurring in the telecommunications, real estate, and forest products industries. We reduced the Fund's exposure to the banking, financial services, and insurance industries because we believed valuations were approaching high levels.

Although our overall country and industry weightings remained relatively stable, we made substantial changes to the Fund's individual holdings. Within the aerospace sector, we sold a long-standing position in British Aerospace and purchased shares of GMH, the aerospace division of General Motors. GMH holds a dominant position in the satellite industry and offers interesting prospects for future growth.

In the appliances and household durables sector, we substantially increased our holdings of Sony Corporation because we believe that it may be among the greatest beneficiaries of a trend in the consumer electronics field to merge multiple products and software. In our view, the Digital Versatile Disc being introduced over the next several months should help boost Sony's profits in the future.

On the telecommunications front, we initiated positions in Nokia, Motorola, and AT&T Corp., while also adding to some existing European and Latin American holdings. We also increased our exposure to the forest products industry by adding to some of our Nordic holdings such as Assidomaen AB, Enso OY, and Metsa Serla OY. In our opinion, these stocks were selling at very low valuations relative to the companies' future earnings and the replacement value of their plants and equipment.


   TEMPLETON WORLD FUND
   Top 10 Equity Holdings on 8/31/96
   Based on Total Net Assets

                                           % OF TOTAL
   COMPANY, INDUSTRY, COUNTRY              NET ASSETS
   Ford Motor Co.
   Automobiles, United States                 1.6%

   Citicorp
   Banking, United States                     1.5%

   Sony Corp.
   Appliances & Household Durables, Japan     1.4%

   General Motors Corp.
   Automobiles, United States                 1.4%

   Telebras-Telecomunicacoes Brasileiras SA
   Telecommunications, Brazil                 1.3%

   Motorola Inc.
   Electrical & Electronics, United States    1.3%

   Telefonica de Espana SA
   Telecommunications, Spain                  1.3%

   HSBC Holdings PLC
   Banking, Hong Kong                         1.2%

   Georgia-Pacific Corp.
   Forest Products & Paper, United States     1.2%

   Ciba-Geigy AG
   Health & Personal Care, Switzerland        1.2%


FOR A COMPLETE LIST OF PORTFOLIO HOLDINGS, PLEASE SEE PAGE 12 OF THIS REPORT.

As in all reporting periods, we held some positions that helped and some that hindered the Fund's performance. In general, the rebound in emerging markets had a positive effect. The stock of Cheung Kong Holdings Ltd., a Hong Kong-based conglomerate, appreciated by 41%. And Telecomunicacoes Brasileiras SA (Telebras), Brazil's largest telephone company, rose more than 70%. The Fund's holdings of some large U.S. companies, including Boeing Co., Travelers Inc., and GMH also posted large gains. Our positions in financial companies such as Citicorp (U.S.), HSBC Holdings PLC (Hong Kong), ABN AMRO NV (Netherlands), and Westpac Banking Corp. (Australia) also appreciated considerably during the fiscal year. Holdings that did not meet our expectations included Niagara Mohawk Power Corp., a U.S.

utility company; Quantum Corp., a U.S.-based disc drive manufacturer; and Burns Philp & Co. Ltd., an Australian food processor.

This discussion reflects the strategies we employed for the Fund during the 12 months under review, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies and our evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities we purchase or sell for the Fund.

There are, of course, special risks involved with global investing related to market, currency, economic, social, political, and other factors. Developing markets involve similar but heightened risks, in addition to risks associated with the relatively small size and lesser liquidity of these markets. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased 535% in the last 15 years, but has suffered six declines of more than 20% during that time.* These risks are discussed in the Fund's prospectus.

As always, we thank you for your participation in the Fund and look forward to serving your investment needs in the years to come.

Sincerely,



/s/ Jeffrey A. Everett
----------------------------
Jeffrey A. Everett, CFA
Portfolio Manager
Templeton World Fund


* SOURCE: BLOOMBERG. BASED ON QUARTERLY PERCENTAGE CHANGE
OVER 15 YEARS ENDED JUNE 30, 1996.

PERFORMANCE SUMMARY
CLASS I

The Templeton World Fund Class I shares reported a total return of 11.73% for the one-year period ended August 31, 1996. Total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include the maximum initial sales charge.

We have always maintained a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on page 6, the Fund delivered a cumulative total return of more than 202% for the 10-year period ended August 31, 1996.

As measured by net asset value, the Fund's share price decreased 55 cents, from $16.76 on August 31, 1995 to $16.21 on August 31, 1996. During this time, shareholders received distributions of 36.5 cents ($0.365) per share in dividend income and $1.88 per share in capital gains, of which $1.77 represented long-term gains and 11 cents ($0.11) represented short-term gains. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

The graph on page 6 compares the Fund's performance over the past ten years, with the performance of the unmanaged Morgan Stanley Capital International
(MSCI) World Index. It also shows how a $10,000 investment in the Fund has kept your purchasing power well ahead of inflation, as measured by the Consumer Price Index (CPI). Please remember that the Fund's performance differs from that of the index because, among other things, the index is not managed according to any investment strategy, includes no sales charges or management expenses, and does not contain cash (the Fund generally carries a certain percentage of cash at any given time). Of course, one cannot invest directly in an index.

TEMPLETON WORLD FUND - CLASS I
Total Return Index Comparison
$10,000 Investment (8/31/86 - 8/31/96)

                        World Fund Class 1

Date          Templeton World        MS World GD               C P I
----          ---------------      ----------------            -----

  9/1/86          $ 9,426               $10,000               $10,000
 9/30/86            9,074                 9,605                10,046
10/31/86            9,509                 9,443                10,055
11/30/86            9,522                 9,845                10,064
12/31/86            9,375                10,044                10,073
 1/31/87           10,075                11,226                10,137
 2/28/87           10,597                11,599                10,173
 3/31/87           10,908                12,319                10,219
 4/30/87           10,577                13,043                10,274
 5/31/87           10,552                13,064                10,310
 6/30/87           11,105                13,059                10,346
 7/31/87           11,907                13,323                10,373
 8/31/87           12,117                14,113                10,428
 9/30/87           12,021                13,869                10,482
10/31/87            9,509                11,516                10,509
11/30/87            9,127                11,239                10,519
12/31/87            9,696                11,728                10,519
 1/31/88           10,049                12,016                10,546
 2/29/88           10,531                12,716                10,574
 3/31/88           10,608                13,102                10,619
 4/30/88           10,615                13,270                10,674
 5/31/88           10,684                13,007                10,711
 6/30/88           11,121                12,992                10,757
 7/31/88           11,113                13,238                10,802
 8/31/88           11,052                12,513                10,847
 9/30/88           11,465                13,046                10,920
10/31/88           11,723                13,916                10,956
11/30/88           11,530                14,403                10,965
12/31/88           11,606                14,536                10,983
 1/31/89           12,401                15,065                11,038
 2/28/89           12,130                14,973                11,084
 3/31/89           12,392                14,880                11,148
 4/30/89           12,778                15,225                11,220
 5/31/89           12,999                14,854                11,284
 6/30/89           12,941                14,689                11,311
 7/31/89           13,991                16,352                11,338
 8/31/89           14,179                15,959                11,357
 9/30/89           14,261                16,413                11,393
10/31/89           13,739                15,868                11,448
11/30/89           13,911                16,504                11,475
12/31/89           14,229                17,037                11,493
 1/31/90           13,259                16,245                11,612
 2/28/90           13,320                15,551                11,666
 3/31/90           13,363                14,615                11,731
 4/30/90           12,839                14,407                11,749
 5/31/90           13,975                15,927                11,776
 6/30/90           14,089                15,816                11,840
 7/31/90           14,316                15,963                11,885
 8/31/90           12,848                14,472                11,994
 9/30/90           11,581                12,948                12,095
10/31/90           11,335                14,160                12,168
11/30/90           11,746                13,931                12,194
12/31/90           11,966                14,225                12,194
 1/31/91           12,737                14,748                12,268
 2/28/91           13,711                16,115                12,286
 3/31/91           13,721                15,643                12,304
 4/30/91           13,943                15,768                12,323
 5/31/91           14,454                16,128                12,360
 6/30/91           13,779                15,134                12,396
 7/31/91           14,454                15,852                12,414
 8/31/91           14,521                15,804                12,450
 9/30/91           14,666                16,221                12,505
10/31/91           14,853                16,487                12,524
11/30/91           14,425                15,772                12,560
12/31/91           15,529                16,923                12,569
 1/31/92           15,616                16,613                12,588
 2/29/92           15,822                16,329                12,633
 3/31/92           15,463                15,564                12,698
 4/30/92           15,877                15,783                12,715
 5/31/92           16,519                16,414                12,733
 6/30/92           16,203                15,868                12,779
 7/31/92           16,236                15,911                12,806
 8/31/92           15,692                16,300                12,842
 9/30/92           15,692                16,154                12,878
10/31/92           15,411                15,719                12,923
11/30/92           15,679                16,004                12,941
12/31/92           16,033                16,136                12,932
 1/31/93           16,242                16,193                12,995
 2/28/93           16,611                16,580                13,041
 3/31/93           17,286                17,545                13,086
 4/30/93           17,642                18,361                13,123
 5/31/93           18,170                18,787                13,141
 6/30/93           18,022                18,633                13,160
 7/31/93           18,538                19,020                13,160
 8/31/93           19,569                19,895                13,196
 9/30/93           19,471                19,531                13,224
10/31/93           20,413                20,072                13,278
11/30/93           19,977                18,940                13,288
12/31/93           21,422                19,870                13,288
 1/31/94           22,717                21,183                13,324
 2/28/94           22,131                20,912                13,369
 3/31/94           21,285                20,015                13,414
 4/30/94           21,721                20,638                13,433
 5/31/94           21,926                20,693                13,443
 6/30/94           21,435                20,637                13,488
 7/31/94           22,444                21,034                13,525
 8/31/94           23,262                21,669                13,579
 9/30/94           22,649                21,103                13,615
10/31/94           22,861                21,709                13,625
11/30/94           21,790                20,771                13,643
12/31/94           21,609                20,977                13,643
 1/31/95           21,426                20,666                13,697
 2/28/95           22,097                20,972                13,752
 3/31/95           22,524                21,987                13,797
 4/30/95           23,424                22,759                13,843
 5/31/95           24,171                22,957                13,871
 6/30/95           24,552                22,955                13,898
 7/31/95           25,757                24,107                13,898
 8/31/95           25,559                23,574                13,934
 9/30/95           26,169                24,265                13,962
10/31/95           25,243                23,886                14,008
11/30/95           25,899                24,720                13,999
12/31/95           26,266                25,447                13,989
 1/31/96           27,305                25,913                14,071
 2/29/96           27,376                26,076                14,116
 3/31/96           27,746                26,514                14,190
 4/30/96           28,468                27,142                14,245
 5/31/96           28,767                27,169                14,272
 6/30/96           28,750                27,311                14,281
 7/31/96           27,728                26,349                14,308
 8/31/96           28,556                26,658                14,335

1. INCLUDES ALL SALES CHARGES AND REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIOD SHOWN, ASSUMING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

2. INDEX IS UNMANAGED AND INCLUDES REINVESTED DIVIDENDS.

3. SOURCE: U.S. BUREAU OF LABOR STATISTICS.



 TEMPLETON WORLD FUND - CLASS I

 Periods Ended 8/31/96

                                                             Since
                                                            Inception
                       One-Year     Five-Year    Ten-Year   (1/17/78)

 Cumulative
 Total Return (1)       11.73%        96.65%     202.95%   1,474.66%

 Average Annual
 Total Return (2)        5.32%        13.13%      11.06%      15.59%

 Value of $10,000
 Investment (3)        $10,532       $18,533     $28,556    $148,413


1.CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS, AND DOES NOT INCLUDE THE MAXIMUM 5.75% INITIAL SALES CHARGE.

2.AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS AND INCLUDES THE INITIAL SALES CHARGE.

3.THESE FIGURES REPRESENT THE VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND OVER THE SPECIFIED PERIODS AND INCLUDE THE INITIAL SALES CHARGE.

ALL CALCULATIONS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS WHEN PAID. PRIOR TO JULY 1, 1992, CLASS I SHARES WERE OFFERED AT A HIGHER SALES CHARGE. THUS, ACTUAL TOTAL RETURN TO PURCHASERS OF SHARES DURING THAT PERIOD WOULD HAVE BEEN SOMEWHAT LOWER THAN NOTED ABOVE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCIES AND THE ECONOMIC AND POLITICAL CLIMATES WHERE INVESTMENTS ARE MADE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR INITIAL COST. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

-------------------------------------------------------------------------------
Under section 854(b)(2) of the Internal Revenue Code, the Templeton World Fund hereby designates 26.97% of its ordinary income dividends paid by the Fund during the fiscal year ended August 31, 1996, as income qualifying for the corporate dividends received deduction.
-------------------------------------------------------------------------------

PERFORMANCE SUMMARY
CLASS II

The Templeton World Fund Class II shares reported a total return of 10.88% for the one-year period ended August 31, 1996. Total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include sales charges.

As measured by net asset value, the Fund's share price decreased 67 cents, from $16.71 on August 31, 1995 to $16.04 on August 31, 1996. During this time, shareholders received distributions of 35.41 cents ($0.3541) per share in dividend income and $1.88 per share in capital gains, of which $1.77 represented long-term gains and 11 cents ($0.11) represented short-term gains. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

The graph on page 8 shows how a $10,000 investment in the Fund since inception has kept your purchasing power well ahead of inflation, as measured by the Consumer Price Index (CPI). It also compares the Fund's performance over the same period with the performance of the unmanaged Morgan Stanley Capital International (MSCI) World Index. Please remember that the Fund's performance differs from that of the index because, among other things, the index is not managed according to any investment strategy, includes no sales charges or management expenses, and does not contain cash (the Fund generally carries a certain percentage of cash at any given time). Of course, one cannot invest directly in an index.

TEMPLETON WORLD FUND - CLASS II
Total Return Index Comparison
$10,000 Investment (5/1/95 - 8/31/96)

                                World Class 2

Date                  Templeton World        MS World GD               C P I
----                  ---------------     ------------------           -----

  5/1/95                  $ 9,897               $10,000               $10,000
 5/31/95                   10,200                10,087                10,020
 6/30/95                   10,354                10,086                10,040
 7/31/95                   10,857                10,592                10,040
 8/31/95                   10,767                10,358                10,066
 9/30/95                   11,018                10,662                10,086
10/31/95                   10,617                10,495                10,120
11/30/95                   10,888                10,862                10,112
12/31/95                   11,038                11,181                10,105
 1/31/96                   11,469                11,386                10,165
 2/29/96                   11,492                11,457                10,198
 3/31/96                   11,633                11,650                10,251
 4/30/96                   11,923                11,926                10,291
 5/31/96                   12,050                11,938                10,310
 6/30/96                   12,035                12,000                10,316
 7/31/96                   11,596                11,578                10,336
 8/31/96                   11,839                11,713                10,356

1. INCLUDES ALL SALES CHARGES AND REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIOD SHOWN, ASSUMING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

2. INDEX IS UNMANAGED AND INCLUDES REINVESTED DIVIDENDS.

3. SOURCE: U.S. BUREAU OF LABOR STATISTICS.



 TEMPLETON WORLD FUND - CLASS II

 Periods Ended 8/31/96

                                            Since
                                            Inception
                                  One-Year  (5/1/95)
 Cumulative
 Total Return (1)                   10.88%   20.63%

 Average Annual
 Total Return (2)                    8.81%   13.43%

 Value of $10,000
 Investment (3)                    $10,881  $11,839


1. CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS AND DOES NOT INCLUDE THE 1.0% INITIAL SALES CHARGE AND THE 1.0% CONTINGENT DEFERRED SALES CHARGE, APPLICABLE TO SHARES REDEEMED WITHIN THE FIRST 18 MONTHS OF INVESTMENT.

2. AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS AND INCLUDES ALL SALES CHARGES.

3. THESE FIGURES REPRESENT THE VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND OVER THE SPECIFIED PERIODS AND INCLUDE ALL SALES CHARGES.

ALL CALCULATIONS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS WHEN PAID. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCIES AND THE ECONOMIC AND POLITICAL CLIMATES WHERE INVESTMENTS ARE MADE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR INITIAL COST. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

Under section 854(b)(2) of the Internal Revenue Code, the Templeton World Fund hereby designates 26.97% of its ordinary income dividends paid by the Fund during the fiscal year ended August 31, 1996, as income qualifying for the corporate dividends received deduction.

TEMPLETON WORLD FUND  --
CLASS I


If you had invested $10,000 in the Templeton World Fund at inception, it would be worth more than $148,000 today. The chart below illustrates the cumulative total return of an assumed $10,000 investment in the Fund on January 17, 1978, with income dividends and capital gains distributions reinvested through August 31, 1996.*

                                 World Mountain

                          Initial +             Initial +
                          Dividends              Capital                Total
Date                      Reinvested              Gains                 Value
----                      ----------            ---------              ------

 1/17/78                  $ 9,425              $  9,425               $  9,425
12/31/78                   11,395                11,405                 11,452
12/31/79                   14,406                14,388                 14,675
12/31/80                   17,349                16,973                 17,734
12/31/81                   17,785                17,405                 18,837
12/31/82                   21,081                20,021                 22,487
12/31/83                   27,120                26,233                 30,130
12/31/84                   26,241                27,017                 31,561
12/31/85                   33,382                34,640                 41,519
12/31/86                   36,327                40,184                 48,726
12/31/87                   33,236                41,021                 50,394
12/31/88                   38,712                48,297                 60,317
12/31/89                   46,883                57,755                 73,950
12/31/90                   38,148                47,435                 62,190
12/31/91                   46,167                61,438                 80,706
12/31/92                   44,659                63,289                 83,330
12/31/93                   55,556                85,391                111,333
12/31/94                   52,041                86,978                112,308
12/31/95                   57,768               106,848                136,511
 8/31/96                   62,804               116,165                148,413


* The amount of capital gains distributions accepted in shares was $85,609. The total amount of dividends reinvested was $32,248. The performance information shown represents past performance and is not an indication of future results. FOR STANDARDIZED PERFORMANCE FIGURES, PLEASE REFER TO THE PERFORMANCE SUMMARY ON PAGE 6. Class II shares, which the fund began offering on May 1, 1995, are subject to different fees and expenses, which affect their performance. Please see the prospectus for more details regarding Class I and Class II shares.

TEMPLETON WORLD FUND
Financial Highlights

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE--CLASS I
(For a share outstanding throughout the year)

                                                                                 YEAR ENDED AUGUST 31
                                                             ------------------------------------------------------------
                                                             1996          1995          1994          1993          1992
                                                          ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of year                        $    16.76    $    17.06    $    15.94    $    14.42    $    15.05
                                                          ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income                                         .41           .33           .26           .30           .41
   Net realized and unrealized gain                             1.29          1.11          2.50          2.81           .67
                                                          ----------    ----------    ----------    ----------    ----------
Total from investment operations                                1.70          1.44          2.76          3.11          1.08
                                                          ----------    ----------    ----------    ----------    ----------
Distributions:
   Dividends from net investment income                         (.37)         (.28)         (.26)         (.38)         (.42)
   Distributions from net realized gains                       (1.88)        (1.46)        (1.38)        (1.21)        (1.29)
                                                          ----------    ----------    ----------    ----------    ----------
Total distributions                                            (2.25)        (1.74)        (1.64)        (1.59)        (1.71)
                                                          ----------    ----------    ----------    ----------    ----------
Change in net asset value                                       (.55)         (.30)         1.12          1.52          (.63)
                                                          ----------    ----------    ----------    ----------    ----------
Net asset value, end of year                              $    16.21    $    16.76    $    17.06    $    15.94    $    14.42
                                                          ==========    ==========    ==========    ==========    ==========
TOTAL RETURN*                                                 11.73%         9.87%        18.87%        24.71%         8.13%
RATIOS /SUPPLEMENTAL DATA
Net assets, end of year (000)                             $6,483,146    $5,868,967    $5,421,691    $4,621,124    $4,046,706
Ratio of expenses to average net assets                        1.03%         1.05%         1.04%         1.02%          .86%
Ratio of net investment income to average net assets           2.66%         2.18%         1.67%         2.13%         2.76%
Portfolio turnover rate                                       22.05%        34.05%        30.77%        23.86%        26.60%
Average commission rate paid (per share)                  $    .0130

* TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS.

TEMPLETON WORLD FUND
Financial Highlights (cont.)

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE--CLASS II
(For a share outstanding throughout the period)

                                                                                                       FOR THE PERIOD
                                                                                                        MAY 1, 1995+
                                                                                      YEAR ENDED           THROUGH
                                                                                    AUGUST 31, 1996    AUGUST 31, 1995
                                                                                    ---------------    ---------------
Net asset value, beginning of period                                                    $ 16.71            $ 15.36
                                                                                        -------            -------
Income from investment operations:
   Net investment income                                                                    .45                .03
   Net realized and unrealized gain                                                        1.11               1.32
                                                                                        -------            -------
Total from investment operations                                                           1.56               1.35
                                                                                        -------            -------
Distributions:
   Dividends from net investment income                                                    (.35)                --
   Distributions from net realized gains                                                  (1.88)                --
                                                                                        -------            -------
Total distributions                                                                       (2.23)                --
                                                                                        -------            -------
Change in net asset value                                                                  (.67)              1.35
                                                                                        -------            -------
Net asset value, end of period                                                          $ 16.04            $ 16.71
                                                                                        =======            =======
TOTAL RETURN*                                                                            10.88%              8.79%
RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000)                                                         $58,619            $ 7,623
Ratio of expenses to average net assets                                                   1.84%              1.82%**
Ratio of net investment income to average net assets                                      2.14%              1.37%**
Portfolio turnover rate                                                                  22.05%             34.05%
Average commission rate paid (per share)                                                $ .0130

 * TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS OR THE CONTINGENT DEFERRED SALES CHARGE. NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
** ANNUALIZED.
 + COMMENCEMENT OF SALES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON WORLD FUND
Investment Portfolio, August 31, 1996

--------------------------------------------------------------------------------

           INDUSTRY                               ISSUE                      COUNTRY         SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: 83.4%
--------------------------------------------------------------------------------------------------------------------------
AEROSPACE & MILITARY TECHNICAL SYSTEMS: 1.0%
                                Boeing Co.                                     U.S.             325,500     $   29,457,750
                                General Motors Corp., H                        U.S.             616,400         34,441,350
                                                                                                            --------------
                                                                                                                63,899,100
--------------------------------------------------------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES: 2.0%
                                Electrolux AB, B                               Swe.             569,600         33,114,529
                                Email Ltd.                                     Aus.           2,486,691          6,255,381
                                Sony Corp.                                     Jpn.           1,452,800         91,192,784
                                                                                                            --------------
                                                                                                               130,562,694
--------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES: 6.0%
                                Bayerische Motorenwerke (BMW)                  Ger.              43,500         25,162,010
                               *Ciadea SA                                      Arg.           1,647,063          7,333,609
                               *Consorcio G Grupo Dina SA de CV                Mex.             363,100            263,376
                                Ford Motor Co.                                 U.S.           3,063,400        102,623,900
                                General Motors Corp.                           U.S.           1,800,000         89,550,000
                                Peugeot SA                                      Fr.             256,625         29,390,828
                                Regie Nationale des Usines Renault SA           Fr.             619,400         13,735,226
                                Volkswagen AG                                  Ger.             144,000         53,421,631
                                Volvo AB, B                                    Swe.           3,241,000         69,005,866
                                                                                                            --------------
                                                                                                               390,486,446
--------------------------------------------------------------------------------------------------------------------------
BANKING: 11.7%
                                ABN AMRO NV                                   Neth.             756,100         41,299,771
                               *ABN AMRO NV, trading cpn                      Neth.             756,100            819,621
                                Argentaria Corporacion Bancaria de
                                Espana SA                                       Sp.             800,000         33,041,742
                                Australia & New Zealand Banking Group Ltd.     Aus.          12,416,776         64,925,475
                                Banco Bilbao Vizcaya                            Sp.           1,145,000         48,114,240
                                Banco Central Hispano                           Sp.           1,100,000         22,364,689
                                Banco Popular Espanol SA                        Sp.             131,844         22,856,120
                                Bank of Ireland                                Irl.           1,220,000          8,962,045
                                BankAmerica Corp.                              U.S.             300,000         23,250,000
                                Bankinter SA                                    Sp.             153,363         17,336,421
                                Banque Nationale de Paris                       Fr.             177,400          6,389,448
                                Canadian Imperial Bank of Commerce             Can.             500,000         16,680,674
                                Chase Manhattan Corp., new                     U.S.             170,188         12,657,733
                                Citicorp                                       U.S.           1,150,000         95,737,500
                                Den Norske Bank                                Nor.           4,087,900         13,137,298
                                HSBC Holdings PLC                              H.K.           4,549,903         78,553,126
                                National Australia Bank Ltd.                   Aus.           6,784,488         66,173,633
                                National Bank of Canada                        Can.           2,982,000         25,170,534
                                National Westminster Bank PLC                  U.K.           3,942,962         40,784,592

TEMPLETON WORLD FUND
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

           INDUSTRY                               ISSUE                      COUNTRY         SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
--------------------------------------------------------------------------------------------------------------------------
BANKING (cont.)
                                Royal Bank of Canada                           Can.           1,217,958     $   30,574,676
                                Shinhan Bank Co. Ltd.                          Kor.             769,207         18,168,965
                                Svenska Handelsbanken, A                       Swe.           1,250,000         25,576,268
                                Westpac Banking Corp.                          Aus.          11,049,582         54,280,305
                                                                                                            --------------
                                                                                                               766,854,876
--------------------------------------------------------------------------------------------------------------------------
BEVERAGES & TOBACCO: 0.1%
                               *Swedish Match AB                               Swe.           3,241,000          9,298,663
--------------------------------------------------------------------------------------------------------------------------
BROADCASTING & PUBLISHING: 0.8%
                                News Corp. Ltd.                                Aus.           4,636,060         20,903,968
                                News International PLC                         Aus.           2,884,000         17,110,650
                                Sing Tao Holdings Ltd.                         H.K.           3,564,000          1,797,556
                                South China Morning Post Holdings Ltd.         H.K.          18,958,000         13,361,927
                                                                                                            --------------
                                                                                                                53,174,101
--------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS: 0.7%
                               *Owens Corning                                  U.S.           1,027,300         37,368,038
                                Pioneer International Ltd.                     Aus.           3,020,756          8,721,945
                                                                                                            --------------
                                                                                                                46,089,983
--------------------------------------------------------------------------------------------------------------------------
BUSINESS & PUBLIC SERVICES: 0.3%
                                Wheelabrator Technologies Inc.                 U.S.              42,100            626,238
                                WMX Technologies Inc.                          U.S.             500,000         15,812,500
                                                                                                            --------------
                                                                                                                16,438,738
--------------------------------------------------------------------------------------------------------------------------
CHEMICALS: 3.2%
                                Akzo Nobel NV                                 Neth.             431,573         50,135,761
                                Bayer AG                                       Ger.             900,000         32,141,771
                                DSM NV                                        Neth.             720,000         66,341,463
                                European Vinyls Corp. EVC International NV    Neth.             415,080         12,223,675
                                Kemira OY, 144A                                Fin.             421,000          4,611,842
                                Lyondell Petrochemical Co.                     U.S.             824,600         18,759,650
                                Rhone-Poulenc SA, A                             Fr.             998,920         26,174,988
                                                                                                            --------------
                                                                                                               210,389,150
--------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & HOUSING: 0.4%
                                Dragados y Construcciones SA                    Sp.             800,000         10,097,863
                               *Fletcher Challenge Building Ltd.               N.Z.           4,594,788         10,121,657
                                Kaufman & Broad Home Corp.                     U.S.             736,500          9,022,125
                                                                                                            --------------
                                                                                                                29,241,645
--------------------------------------------------------------------------------------------------------------------------

TEMPLETON WORLD FUND
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

           INDUSTRY                               ISSUE                      COUNTRY         SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
--------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & REPRODUCTION: 1.3%
                               *Enator AB, B                                   Swe.             167,800     $    3,636,066
                                International Business Machines Corp.          U.S.             550,000         62,906,250
                               *Quantum Corp.                                  U.S.           1,000,000         15,375,000
                                                                                                            --------------
                                                                                                                81,917,316
--------------------------------------------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS: 4.2%
                                Alcatel Alsthom SA                              Fr.             549,055         42,499,790
                                ABB AB, A                                      Swe.             569,800         61,520,004
                                Hitachi Ltd.                                   Jpn.           5,800,000         53,275,656
                                Motorola Inc.                                  U.S.           1,586,500         84,679,438
                                Philips Electronics NV                        Neth.             940,360         31,770,067
                                                                                                            --------------
                                                                                                               273,744,955
--------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES: 0.5%
                                Koninklijke Pakhoed NV                        Neth.             270,000          7,609,756
                                Sun Co. Inc.                                   U.S.           1,100,000         25,987,500
                                                                                                            --------------
                                                                                                                33,597,256
--------------------------------------------------------------------------------------------------------------------------
ENERGY SOURCES: 5.7%
                               *Fletcher Challenge Energy Ltd.                 N.Z.           4,594,788         10,629,326
                                Norsk Hydro AS                                 Nor.             345,333         15,838,863
                                Repsol SA                                       Sp.             900,000         29,227,082
                                Saga Petroleum AS, A                           Nor.           1,438,748         21,771,836
                                Saga Petroleum AS, B                           Nor.             825,346         11,395,094
                                Societe Elf Aquitane SA                         Fr.             809,000         58,914,785
                                Texaco Inc.                                    U.S.             435,000         38,606,250
                                Total SA, B                                     Fr.             858,540         63,149,756
                                Transportadora de Gas del Sur SA, ADR B        Arg.           1,400,000         16,800,000
                                USX-Marathon Group Inc.                        U.S.           1,150,900         24,025,038
                                Valero Energy Corp.                            U.S.           1,899,550         40,127,994
                                YPF Sociedad Anonima                           Arg.           1,400,000         29,416,768
                                YPF Sociedad Anonima, ADR                      Arg.             700,000         14,787,500
                                                                                                            --------------
                                                                                                               374,690,292
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES: 3.2%
                                Axa SA                                          Fr.             425,685         23,888,962
                                Dean Witter Discover & Co.                     U.S.             955,286         47,764,300
                                Federal National Mortgage Assn.                U.S.           1,729,600         53,617,600
                                Merrill Lynch & Co. Inc.                       U.S.           1,221,800         74,835,250
                                Peregrine Investments Holdings Ltd.            H.K.           8,000,000         11,277,077
                                                                                                            --------------
                                                                                                               211,383,189
--------------------------------------------------------------------------------------------------------------------------

TEMPLETON WORLD FUND
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

           INDUSTRY                                ISSUE                       COUNTRY         SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
--------------------------------------------------------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS: 2.1%
                                Archer Daniels Midland Co.                     U.S.           1,603,245     $   28,457,599
                                Burns Philp & Co. Ltd.                         Aus.           8,472,814         12,533,550
                                C.P. Pokphand Co. Ltd.                         H.K.           6,641,000          2,254,462
                                Cafe de Coral Holdings Ltd.                    H.K.             762,000            211,872
                                Embotelladora Andina SA, ADR                  Chil.             104,400          3,523,500
                                Goodman Fielder Ltd.                           Aus.           2,361,937          2,447,622
                               *Grupo Embotellador de Mexico SA, B             Mex.             562,500            964,392
                               *Grupo Embotellador de Mexico SA de CV,
                                GDR                                            Mex.           1,684,000         16,629,500
                                Hillsdown Holdings PLC                         U.K.          15,923,076         45,868,125
                                Panamerican Beverages Inc., A                  Mex.             288,900         12,206,025
                                Vitro SA                                       Mex.           4,174,200          8,147,466
                                Vitro SA, ADR                                  Mex.             510,600          3,063,600
                                                                                                            --------------
                                                                                                               136,307,713
--------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 6.0%
                                Aracruz Celulose SA, ADR                      Braz.           1,800,000         15,975,000
                                Assidomaen AB                                  Swe.             800,000         19,932,501
                                Boise Cascade Corp.                            U.S.             399,800         13,493,250
                                Bowater Inc.                                   U.S.             375,000         13,500,000
                                Carter Holt Harvey Ltd.                        N.Z.           2,514,400          5,643,041
                               *Enso OY, R                                     Fin.           2,554,000         21,811,247
                                Fletcher Challenge Ltd. Forestry
                                Division, Aus.                                 N.Z.             307,231            415,591
                                Fletcher Challenge Ltd. Forestry
                                Division, N.Z.                                 N.Z.          11,327,536         15,644,471
                               *Fletcher Challenge Paper Ltd.                  N.Z.           9,189,576         17,704,967
                                Georgia-Pacific Corp.                          U.S.           1,050,000         78,093,750
                                International Paper Co.                        U.S.             453,800         18,152,000
                                Metsa Serla OY, B                              Fin.           2,430,000         18,198,992
                                Mo Och Domsjoe AB, B                           Swe.             600,000         17,350,336
                                Norske Skogindustrier AS, A                    Nor.             308,870          9,516,591
                               +PT Pabrik Kertas Tjiwi Kimia, fgn.            Indo.          18,248,815         18,116,351
                                St. Joe Paper Corp.                            U.S.             375,400         23,087,100
                                Stora Kopparbergs Bergslags AB, A              Swe.             248,000          3,482,752
                                Stora Kopparbergs Bergslags AB, B              Swe.           1,652,000         23,074,890
                                Svenska Cellulosa AB, B                        Swe.             440,000          9,335,055
                               *UPM-Kymmene Corp.                              Fin.           2,242,290         51,382,105
                                                                                                            --------------
                                                                                                               393,909,990
--------------------------------------------------------------------------------------------------------------------------
HEALTH & PERSONAL CARE: 1.2%
                                Ciba-Geigy AG                                 Swtz.              60,000         75,750,000
--------------------------------------------------------------------------------------------------------------------------

TEMPLETON WORLD FUND
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

           INDUSTRY                                ISSUE                       COUNTRY         SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS: 1.2%
                                Goodyear Tire & Rubber Co.                     U.S.           1,202,600     $   54,868,625
                                Sandvik AB, A                                  Swe.             121,000          2,758,990
                                Sandvik AB, B                                  Swe.             879,000         20,042,583
                                                                                                            --------------
                                                                                                                77,670,198
--------------------------------------------------------------------------------------------------------------------------
INSURANCE: 4.1%
                                Ace Ltd.                                       Bmu.             632,200         29,476,325
                                American Bankers Insurance Group Inc.          U.S.             530,000         25,175,000
                                American International Group Inc.              U.S.             375,000         35,625,000
                                Baloise-Holding                               Swtz.              14,445         30,695,625
                                Cigna Corp.                                    U.S.             162,546         18,875,654
                                Ing Groep NV                                  Neth.           1,025,000         31,913,580
                               *Ing Groep NV, trading cpn.                    Neth.           1,025,000            512,346
                                London Insurance Group Inc.                    Can.             300,000          6,774,583
                                National Mutual Asia Ltd.                      H.K.           8,818,000          7,355,461
                                Partnerre Ltd.                                 Bmu.             306,000          8,644,500
                                Travelers Inc.                                 U.S.             888,876         38,554,997
                                W.R. Berkley Corp.                             U.S.             719,000         32,714,500
                                                                                                            --------------
                                                                                                               266,317,571
--------------------------------------------------------------------------------------------------------------------------
MACHINERY & ENGINEERING: 0.1%
                                Sasib SPA, di Risp                             Itl.               7,000             12,422
                               *Saurer AG                                     Swtz.              19,187          7,482,930
                                                                                                            --------------
                                                                                                                 7,495,352
--------------------------------------------------------------------------------------------------------------------------
MERCHANDISING: 2.8%
                               *Cifra SA, B                                    Mex.          16,470,000         25,717,745
                                Coles Myer Ltd., A                             Aus.           5,000,000         17,403,136
                                Dairy Farm International Holdings Ltd.         H.K.          32,382,096         25,581,856
                                K Mart Corp.                                   U.S.             650,000          6,500,000
                                Kwik Save Group PLC                            U.K.           1,751,906         10,804,273
                                Limited Inc.                                   U.S.           2,200,000         40,700,000
                                Safeway PLC                                    U.K.           4,310,083         23,014,386
                                W.H. Smith Group                               U.K.           4,207,600         33,503,661
                                                                                                            --------------
                                                                                                               183,225,057
--------------------------------------------------------------------------------------------------------------------------
METALS & MINING: 4.7%
                                Alcan Aluminum Ltd.                            U.S.               1,607             50,420
                                Alcan Aluminum Ltd.                            Can.           1,105,628         34,905,638
                                Aluminum Co. of America                        U.S.             368,000         22,862,000
                                Arbed SA                                       Lux.             131,200         14,888,554
                               *Asturiana del Zinc SA                           Sp.           1,200,000          8,723,787
                                Companhia Siderurgica Nacional ADR            Braz.             691,280         15,949,738
                                De Beers Consolidated Mines Ltd.              S.AF.             578,800         18,025,025

TEMPLETON WORLD FUND
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

           INDUSTRY                                ISSUE                       COUNTRY         SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
--------------------------------------------------------------------------------------------------------------------------
METALS & MINING (cont.)
                                Elkem AS                                       Nor.             273,900     $    3,888,410
                                Maanshan Iron & Steel Co. Ltd., H              Chn.          11,701,000          2,118,513
                                Outokumpu OY, A                                Fin.           1,870,922         35,343,425
                                Pechiney SA, A                                  Fr.           1,195,440         50,043,596
                                Pohang Iron & Steel Co. Ltd.                   Kor.             384,700         29,822,233
                                Reynolds Metals Co.                            U.S.             740,752         39,630,232
                                RGC Ltd.                                       Aus.           1,205,405          5,530,518
                                Rustenburg Platinum Holdings Ltd.             S.AF.              15,200            254,886
                               *Union Miniere NPV                              Bel.             350,000         26,918,662
                                                                                                            --------------
                                                                                                               308,955,637
--------------------------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY: 3.3%
                                Alfa SA de CV, A                               Mex.             170,900            749,413
                               *Alfa SA de CV, A 144A                          Mex.             871,000          3,819,420
                                Cheung Kong Holdings Ltd.                      H.K.           6,798,000         47,693,695
                                CNT Group Ltd.                                 H.K.           5,000,000            446,169
                               *DESC Sociedad de Formento Industrial SA,
                                B                                              Mex.             245,800          1,270,737
                               *DESC Sociedad de Formento Industrial SA,
                                C                                              Mex.               6,650             34,555
                                Inversiones y Representacion                   Arg.           3,981,475         11,034,976
                                Jardine Matheson Holdings Ltd.                 H.K.           2,154,834         13,575,454
                                Jardine Strategic Holdings Ltd.                H.K.          15,061,094         48,195,501
                                Nokia AB, A                                    Fin.             950,000         40,352,779
                                Pacific Dunlop Ltd.                            Aus.          14,000,000         30,344,740
                                Swire Pacific Ltd., A                          H.K.           1,358,100         12,074,927
                                Swire Pacific Ltd., B                          H.K.           3,614,500          5,048,380
                                                                                                            --------------
                                                                                                               214,640,746
--------------------------------------------------------------------------------------------------------------------------
REAL ESTATE: 3.7%
                                American Health Properties Inc.                U.S.             443,400          9,699,375
                                Beacon Properties Corp                         U.S.             750,000         20,437,500
                                Carramerica Realty Corp.                       U.S.             200,000          4,900,000
                               *Credit Foncier de France SA                     Fr.             140,103          1,901,976
                                Federal Realty Investment Trust                U.S.             300,000          7,050,000
                                General Growth Properties                      U.S.             900,000         22,612,500
                                Hang Lung Development Co. Ltd.                 H.K.          15,150,000         28,605,238
                                Highwood Properties Inc., REIT                 U.S.             548,700         16,323,825
                                Hong Kong Land                                 H.K.           7,172,000         16,280,440
                                Inversiones y Representacion, GDR              Arg.             372,092         10,279,042
                                IRT Property Co.                               U.S.             537,600          4,972,800
                                Meditrust Inc.                                 U.S.             850,000         29,112,500
                               *Naeckbro AB                                    Swe.             125,000          1,727,106
                                National Health Investors Inc.                 U.S.             230,000          7,705,000
                                Nationwide Health Properties Inc.              U.S.             400,000          8,900,000

TEMPLETON WORLD FUND
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

           INDUSTRY                               ISSUE                      COUNTRY         SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
--------------------------------------------------------------------------------------------------------------------------
REAL ESTATE (cont.)
                                Rouse Co.                                      U.S.           1,120,000     $   28,980,000
                                Summit Properties Inc., REIT                   U.S.             349,700          6,688,012
                                Tai Cheung Holdings Ltd.                       H.K.           2,873,618          2,211,190
                                Union du Credit Bail Immobilier Unibail         Fr.              96,139          9,833,638
                                Universal Health Realty Income Trust           U.S.             100,000          1,887,500
                                                                                                            --------------
                                                                                                               240,107,642
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS: 5.3%
                                AT&T Corp.                                     U.S.             550,000         28,875,000
                                British Telecommunications PLC                 U.K.           1,725,800         10,117,846
                                Cpt-Telefonica del Peru SA, ADR B              Per.              90,000          2,103,750
                                Cpt-Telefonica del Peru SA, B                  Per.           3,395,194          7,931,283
                               *SPT Telecom AS                                 Csk.              57,268          7,514,246
                                STET (Sta Finanziaria Telefonica Torino)
                                SPA                                            Itl.           7,278,650         23,140,843
                                STET (Sta Finanziaria Telefonica Torino)
                                SPA, di Risp                                   Itl.           6,682,000         16,071,109
                                Telecom Argentina Stet France SA, ADR          Arg.           1,088,900         42,330,988
                                Telecom Italia Spa, di Risp                    Itl.          24,742,450         39,781,754
                                Tele Danmark AS, B                             Den.             492,540         24,286,812
                                Telefonica de Espana SA                         Sp.           4,411,500         81,939,185
                                Telefonos de Mexico SA, L                      Mex.          13,007,000         21,133,695
                                Telefonos de Mexico SA, L, ADR                 Mex.           1,350,000         44,381,250
                                                                                                            --------------
                                                                                                               349,607,761
--------------------------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL: 0.3%
                                Daehan Synthetic Fiber Co. Ltd.                Kor.              15,580          1,464,339
                               *Fruit of the Loom Inc., A                      U.S.             759,500         21,076,125
                                                                                                            --------------
                                                                                                                22,540,464
--------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION: 3.3%
                                Anangel-American Shipholdings Ltd., ADR         Gr.              38,900            340,375
                                APL Ltd.                                       U.S.             911,400         21,531,825
                                British Airways PLC                            U.K.           1,366,800         11,224,794
                                Cathay Pacific Airways Ltd.                    H.K.          24,875,000         41,337,698
                                IMC Holdings Ltd.                              H.K.           7,214,000          4,104,960
                                Malaysian International Shipping Corp.
                                Bhd., fgn.                                     Mal.           5,476,000         16,927,658
                               *OMI Corp.                                      U.S.             358,800          2,870,400
                                Peninsular & Oriental Steam Navigation Co.     U.K.           1,800,000         14,459,242
                                Qantas Airways Ltd., ADR, 144A                 Aus.             484,200          8,110,350
                                Shun Tak Holdings                              H.K.          16,706,000          9,830,236
                                Singapore Airlines Ltd., fgn.                 Sing.           3,331,000         35,269,969
                                Singapore Bus Service (1978) Ltd., fgn.       Sing.             414,300          2,745,415

TEMPLETON WORLD FUND
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

           INDUSTRY                               ISSUE                       COUNTRY        SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
--------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION (cont.)
                                Stolt Nielsen SA                                Nor.             521,500     $    8,800,313
                                Stolt Nielsen SA, ADR                           Nor.             260,750          4,595,719
                               *Swissair Schweizerische Luftverkehr AG         Swtz.              33,875         30,967,396
                                                                                                            --------------
                                                                                                               213,116,350
--------------------------------------------------------------------------------------------------------------------------
UTILITIES-ELECTRICAL & GAS: 4.1%
                               *British Energy Ltd.                             U.K.             87,100            133,270
                               *British Energy Ltd., 144A                       U.K.         12,451,700         19,052,079
                                British Gas PLC                                 U.K           8,352,000         26,797,233
                                Centerior Energy Corp.                          U.S.          1,632,800         12,450,100
                               *CEZ                                             Csk.            154,120          6,115,402
                                Cia Energetica de Minas Gerais, ADR            Braz.              7,000            210,754
                                Compania Sevillana de Electricidad               Sp.          4,551,663         36,544,209
                                Consolidated Electric Power Asia Ltd.           H.K.            782,600          1,442,231
                                Electricidad de Caracas                        Venz.         13,504,889         10,962,844
                                Entergy Corp.                                   U.S.          1,200,000         30,450,000
                                Iberdrola SA                                     Sp.          4,961,317         44,787,603
                                New York State Electric & Gas Corp.             U.S.            400,000          8,600,000
                                Niagara Mohawk Power Corp.                      U.S.          2,090,600         17,247,450
                                Shandong Huaneng Power                          Chn.          1,000,000          9,375,000
                                Thames Water Group PLC                          U.K.          2,500,000         21,741,167
                                VEBA AG                                         Ger.            400,000         20,961,584
                                                                                                            --------------
                                                                                                               266,870,926
--------------------------------------------------------------------------------------------------------------------------
WHOLESALE & INTERNATIONAL TRADE: 0.1%
                                Sime Darby Hongkong Ltd.                        H.K.          5,380,000          5,670,482
                                                                                                            --------------
TOTAL COMMON STOCKS (cost $4,346,692,574)                                                                    5,453,954,293
--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: 3.9%
--------------------------------------------------------------------------------------------------------------------------
                                American Health Properties Inc., pfd.           U.S.             44,340            609,675
                                Bayerische Motorenwerke (BMW), pfd.             Ger.             20,000          8,284,623
                                Cemig-Cia Energetica de Minas Gerais, pfd.     Braz.        411,765,636         12,397,332
                                Cia de Inversiones en Telecomunicaciones
                                SA, 7.00%, pfd.                                 Arg.          1,010,619         49,015,022
                                Fiat Spa, pfd.                                  Itl.         13,000,000         20,557,779
                                Jardine Strategic Holdings Ltd., 7.50%,
                                conv., pfd.                                     H.K.          9,050,000          9,864,500
                                Lojas Americanas SA, pfd.                      Braz.        147,900,000          2,561,165
                                Nacional Financiera SA, 11.25%, conv., pfd.     Mex.          1,000,000         35,250,000
                                Petrobras-Petroleo Brasileiro SA, pfd.         Braz.         94,633,000         11,312,943
                                Reynolds Metals Co., conv., pfd.                U.S.             45,615          2,172,414
                                Telebras-Telecomunicacoes Brasileiras SA, pfd. Braz.        545,400,000         40,515,275

TEMPLETON WORLD FUND
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

           INDUSTRY                               ISSUE                      COUNTRY         SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONT.)
--------------------------------------------------------------------------------------------------------------------------
                                Telebras-Telecomunicacoes Brasileiras SA,
                                pfd., ADR                                     Braz.             600,000     $   44,625,000
                                Telesp-Telecomunicacoes de Sao Paulo SA,
                                pfd.                                          Braz.          80,000,000         15,349,043
                                Volkswagen AG, pfd.                            Ger.              22,000          6,110,079
                                                                                                            --------------
TOTAL PREFERRED STOCKS (cost $203,594,705)                                                                     258,624,850
--------------------------------------------------------------------------------------------------------------------------

                                                                                          PRINCIPAL IN
                                                                                        LOCAL CURRENCY**
--------------------------------------------------------------------------------------------------------------------------
BONDS: 10.5%
--------------------------------------------------------------------------------------------------------------------------
                                Arbed SA, 2.50%, conv., 7/15/03                Ger.           2,250,000          1,296,162
                                Everen Capital Corp., 13.50%, 9/15/07          U.S.              32,850             36,792
                                Government of Australia:
                                7.00%, 8/15/98                                 Aus.          20,000,000         15,825,779
                                6.25%, 3/15/99                                 Aus.          20,000,000         15,499,866
                                7.00%, 4/15/00                                 Aus.          20,000,000         15,641,464
                                Government of Italy, 5.00%, 6/28/01            Itl.          14,845,000         14,882,112
                                Metro Pacific Capital, 2.50%, conv.,
                                4/11/03                                        U.S.          11,000,000         13,365,000
                                Softe SA, 4.25%, conv., 7/30/98, 144A          Itl.       5,400,000,000          4,930,691
                                U.S. Treasury Notes:
                                7.00%, 9/30/96                                 U.S.          60,000,000         60,075,000
                                6.875%, 10/31/96                               U.S.          60,000,000         60,131,400
                                7.25%, 11/30/96                                U.S.          60,000,000         60,234,600
                                7.50%, 12/31/96                                U.S.          60,000,000         60,375,000
                                6.125%, 3/31/98                                U.S.         130,000,000        129,776,400
                                6.375%, 1/15/99                                U.S.          78,000,000         77,939,160
                                6.00%, 10/15/99                                U.S.          78,000,000         76,890,840
                                6.375%, 1/15/00                                U.S.          78,000,000         77,488,320
                                                                                                             -------------
TOTAL BONDS (cost $683,017,991)                                                                                684,388,586
--------------------------------------------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 2.3% (cost $149,124,556)
--------------------------------------------------------------------------------------------------------------------------
                                U.S. Treasury Bills 4.96% to 5.16% with
                                maturities to 11/21/96                         U.S.         150,086,000        149,187,376
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS: 100.1% (cost $5,382,429,826)                                                              6,546,155,105
OTHER ASSETS, LESS LIABILITIES: (0.1)%                                                                          (4,390,364)
                                                                                                             -------------
TOTAL NET ASSETS: 100.0%                                                                                    $6,541,764,741
                                                                                                             -------------
                                                                                                             -------------

 * NON-INCOME PRODUCING.
** CURRENCY OF COUNTRIES INDICATED.
 + SEE NOTE 5.
                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON WORLD FUND
Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1996
Assets:
   Investments in securities, at value
      (identified cost $5,382,429,826)     $6,546,155,105
   Cash                                               241
   Receivables:
      Investment securities sold                5,094,512
      Fund shares sold                          2,884,081
      Dividends and interest                   28,756,714
                                           --------------
         Total assets                       6,582,890,653
                                           --------------
Liabilities:
   Payables:
      Investment securities purchased          32,221,779
      Fund shares redeemed                      2,305,548
   Accrued expenses                             6,598,585
                                           --------------
         Total liabilities                     41,125,912
                                           --------------
Net assets, at value                       $6,541,764,741
                                           ==============
Net assets consist of:
   Undistributed net investment income     $  138,172,809
   Net unrealized appreciation              1,163,725,279
   Accumulated net realized gain              330,330,274
   Net capital paid in on shares of
      capital stock                         4,909,536,379
                                           --------------
Net assets, at value                       $6,541,764,741
                                           ==============
Class I
   Net asset value per share
      ($6,483,145,578 / 399,844,596
      shares outstanding)                  $        16.21
                                           ==============
   Maximum offering price
      ($16.21 / 94.25%)                    $        17.20
                                           ==============
Class II
   Net asset value per share
      ($58,619,163 / 3,655,403
      shares outstanding)                  $        16.04
                                           ==============
   Maximum offering price
      ($16.04 / 99.00%)                    $        16.20
                                           ==============

STATEMENT OF OPERATIONS
for the year ended August 31, 1996
Investment income:
   (net of $12,916,916
   foreign
   taxes withheld)
   Dividends                   $177,132,480
   Interest                      53,151,282
                               ------------
      Total income                            $230,283,762
Expenses:
   Management fees (Note 3)      38,564,076
   Administrative fees (Note
      3)                          4,924,652
   Distribution fees (Note 3)
      Class I                    11,984,253
      Class II                      309,734
   Transfer agent fees (Note
     3)                           4,635,000
   Custodian fees                 2,272,268
   Reports to shareholders        1,375,000
   Audit fees                        57,000
   Legal fees (Note 3)               17,000
   Registration and filing
      fees                          400,000
   Directors' fees
      and expenses                   58,000
   Other                            123,284
                               ------------
      Total expenses                            64,720,267
                                              ------------
         Net investment
           income                              165,563,495
Realized and unrealized
     gain (loss):
   Net realized gain (loss)
     on:
      Investments               420,777,830
      Foreign currency
        transactions             (2,733,737)
                               ------------
                                418,044,093
   Net unrealized
      appreciation on
      investments               103,441,815
                               ------------
      Net realized and
         unrealized gain                       521,485,908
                                              ------------
Net increase in net assets
   resulting from operations                  $687,049,403
                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON WORLD FUND
Financial Statements (cont.)

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
for the years ended August 31, 1996 and 1995

                                                                                              1996             1995
                                                                                         -------------    -------------
Increase (decrease) in net assets:
   Operations:
      Net investment income                                                              $  165,563,495   $  116,759,998
      Net realized gain on investment and foreign currency transactions                     418,044,093      622,514,983
      Net unrealized appreciation (depreciation)                                            103,441,815     (213,111,140)
                                                                                         --------------   --------------
         Net increase in net assets resulting from operations                               687,049,403      526,163,841
   Distributions to shareholders:
      From net investment income
         Class I                                                                           (130,871,491)     (90,201,924)
         Class II                                                                              (283,110)              --
      From net realized gain
         Class I                                                                           (667,509,078)    (466,541,300)
         Class II                                                                            (1,422,754)              --
   Capital share transactions (Note 2)
         Class I                                                                            728,142,909      478,006,976
         Class II                                                                            50,068,384        7,471,394
                                                                                         --------------   --------------
           Net increase in net assets                                                       665,174,263      454,898,987
Net assets:
   Beginning of year                                                                      5,876,590,478    5,421,691,491
                                                                                         --------------   --------------
   End of year                                                                           $6,541,764,741   $5,876,590,478
                                                                                         ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON WORLD FUND
Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF ACCOUNTING POLICIES

Templeton World Fund (the Fund) is a separate series of Templeton Funds, Inc. (the Company) which is an open-end, diversified management investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. The following summarizes the Fund's significant accounting policies.

A. SECURITIES VALUATIONS:

Securities listed or traded on a recognized national or foreign exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. Over-the-counter securities and listed securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.

B. FOREIGN CURRENCY TRANSACTIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells foreign securities it customarily enters into a foreign exchange contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rates.

C. INCOME TAXES:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no provision has been made for income taxes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND EXPENSES:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income on foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

TEMPLETON WORLD FUND
Notes to Financial Statements (cont.)

--------------------------------------------------------------------------------

2. TRANSACTIONS IN SHARES OF CAPITAL STOCK

The Fund offers two classes of shares: Class I shares and Class II shares. Shares of each class are identical except for their initial sales load, a contingent deferred sales charge on Class II shares, distribution fees, and voting rights on matters affecting a single class. At August 31, 1996, there were 3.2 billion shares of capital stock authorized ($1.00 par value) of which
1.2 billion shares have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                                                                             CLASS I
                                                    ---------------------------------------------------------
                                                            YEAR ENDED                      YEAR ENDED
                                                         AUGUST 31, 1996                 AUGUST 31, 1995
                                                    --------------------------     ---------------------------
                                                      SHARES         AMOUNT           SHARES         AMOUNT
                                                   -----------    -------------    -----------    -------------
         Shares sold                                 34,417,668   $ 540,260,882      26,269,051   $ 403,189,144
         Shares issued on reinvestment of
           distributions                             49,118,786     722,606,074      33,988,482     502,706,371
         Shares redeemed                            (33,886,588)   (534,724,047)    (27,844,607)   (427,888,539)
                                                   ------------   --------------   ------------   --------------
         Net increase                                49,649,866   $ 728,142,909      32,412,926   $ 478,006,976
                                                   ============   ==============   ============   ==============

                                                                             CLASS II
                                                    ---------------------------------------------------------
                                                                                          FOR THE PERIOD
                                                                                           MAY 1, 1995
                                                            YEAR ENDED                       THROUGH
                                                         AUGUST 31, 1996                 AUGUST 31, 1995
                                                    --------------------------     ---------------------------
                                                      SHARES         AMOUNT           SHARES         AMOUNT
                                                   -----------    -------------    -----------    -------------
         Shares sold                                  3,291,659   $  51,600,312         471,609   $   7,727,629
         Shares issued on reinvestment of
           distributions                                 96,166       1,407,255              --              --
         Shares redeemed                               (188,649)     (2,939,183)        (15,382)       (256,235)
                                                   ------------   --------------   ------------   --------------
         Net increase                                 3,199,176   $  50,068,384         456,227   $   7,471,394
                                                   ============   ==============   ============   ==============

3. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Certain officers of the Company are also directors or officers of Templeton Global Advisors Ltd. (TGAL), Templeton Global Investors, Inc. (TGII), Franklin Templeton Distributors, Inc. (FTD), and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively. The Fund pays monthly an investment management fee to TGAL equal, on an annual basis, to 0.75% of the average daily net assets of the Fund up to $200 million, reduced to 0.675% of such average daily net assets in excess of $200 million, and further reduced to 0.60% of such net assets in excess of $1.3 billion. The Fund pays TGII monthly its allocated share of an administrative fee of 0.15% per annum on the first $200 million of the Company's aggregate average daily net assets, 0.135% of the next $500 million, 0.10% of the next $500 million, and 0.075% per annum of such average net assets in excess of $1.2 billion. For the year ended August 31, 1996, FTD received net commissions of $1,549,642 from the sale of the Fund's shares and FTIS received fees of $4,504,000.

Under the distribution plans for Class I and Class II shares, the Fund reimburses FTD quarterly for FTD's costs and expenses in connection with any activity that is primarily intended to result in a sale of Fund shares, subject to a maximum of 0.25% and

TEMPLETON WORLD FUND
Notes to Financial Statements (cont.)

--------------------------------------------------------------------------------

1.00% per annum of the average daily net assets of Class I and Class II shares, respectively. Under the Class I distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At August 31, 1996, there were no unreimbursed expenses. Class II shares redeemed within 18 months are subject to a contingent deferred sales charge. Contingent deferred sales charges of $22,962 were paid to FTD for the year ended August 31, 1996.

An officer of the Company is a partner of Dechert Price & Rhoads, legal counsel for the Fund, which firm received fees of $17,000 for the year ended August 31, 1996.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 1996 aggregated $1,953,081,762 and $1,255,259,169, respectively. The cost of securities for federal income tax purposes is $5,382,530,139. Realized gains and losses are reported on an identified cost basis.

At August 31, 1996, the aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

            Unrealized appreciation                                                         $1,359,720,315
            Unrealized depreciation                                                           (196,095,349)
                                                                                            --------------
            Net unrealized appreciation                                                     $1,163,624,966
                                                                                            ==============

5. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at August 31, 1996 amounted to $18,116,351. For the year ended August 31, 1996, dividend income from affiliated companies was $58,367.

TEMPLETON WORLD FUND
Independent Auditor's Report

--------------------------------------------------------------------------------

The Board of Directors and Shareholders
Templeton World Fund

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Templeton World Fund series of Templeton Funds, Inc. as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton World Fund series of Templeton Funds, Inc. as of August 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


                                                  /s/ McGladrey & Pullen, LLP

                                                  [McGladrey & Pullen, LLP]

New York, New York
September 27, 1996

                                     NOTES
                                     -----

LITERATURE REQUEST
--------------------------------------------------------------------------------

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH                             INCOME

Franklin Global Health                    Franklin Adjustable Rate
 Care Fund                                 Securities Fund
Franklin Templeton                        Franklin Adjustable U.S.
 Japan Fund                                Government Securities Fund
Templeton Developing                      Franklin's AGE High
 Markets Trust                             Income Fund
Templeton Foreign Fund                    Franklin Investment Grade
Templeton Foreign Smaller                  Income Fund
 Companies Fund                           Franklin Short-Intermediate U.S.
Templeton Global                           Government Securities Fund
 Infrastructure Fund                      Franklin U.S. Government
Templeton Global                           Securities Fund
 Opportunities Trust                      Franklin Money Fund
Templeton Global                          Franklin Federal Money Fund
 Real Estate Fund
Templeton Global Smaller                  FOR NON-U.S. INVESTORS:
 Companies Fund
Templeton Greater                         Franklin Tax-Advantaged
 European Fund                             High Yield Securities Fund
Templeton Growth Fund                     Franklin Tax-Advantaged
Templeton Latin America                    International Bond Fund
 Fund                                     Franklin Tax-Advantaged U.S.
Templeton Pacific                          Government Securities Fund
 Growth Fund
Templeton World Fund                      FOR CORPORATIONS:

GLOBAL GROWTH AND INCOME                  Franklin Corporate Qualified
                                           Dividend Fund
Franklin Global Utilities Fund
Franklin Templeton German                 FRANKLIN FUNDS SEEKING
 Government Bond Fund                     TAX-FREE INCOME
Franklin Templeton
 Global Currency Fund                     Federal Intermediate-Term
Templeton Global Bond Fund                 Tax-Free Income Fund
Templeton Growth and                      Federal Tax-Free Income Fund
 Income Fund                              High Yield Tax-Free
                                           Income Fund
GLOBAL INCOME                             Insured Tax-Free Income Fund
                                          Puerto Rico Tax-Free
Franklin Global Government                 Income Fund
 Income Fund                              Tax-Exempt Money Fund
Franklin Templeton Hard
 Currency Fund                            FRANKLIN STATE-SPECIFIC
Franklin Templeton High                   FUNDS SEEKING
 Income Currency Fund                     TAX-FREE INCOME
Templeton Americas
 Government Securities Fund               Alabama
                                          Arizona*
GROWTH                                    Arkansas**
                                          California*
Franklin Blue Chip Fund                   Colorado
Franklin California Growth Fund           Connecticut
Franklin DynaTech Fund                    Florida*
Franklin Equity Fund                      Georgia
Franklin Gold Fund                        Hawaii**
Franklin Growth Fund                      Indiana
Franklin MidCap Growth Fund               Kentucky
Franklin Small Cap Growth Fund            Louisiana
                                          Maryland
GROWTH AND INCOME                         Massachusetts***
                                          Michigan*
Franklin Asset Allocation Fund            Minnesota***
Franklin Balance Sheet                    Missouri
 Investment Fund                          New Jersey
Franklin Convertible                      New York*
 Securities Fund                          North Carolina
Franklin Equity Income Fund               Ohio***
Franklin Income Fund                      Oregon
Franklin MicroCap Value Fund              Pennsylvania
Franklin Natural Resources Fund           Tennessee**
Franklin Real Estate                      Texas
 Securities Fund                          Virginia
Franklin Rising Dividends Fund            Washington**
Franklin Strategic Income Fund
Franklin Utilities Fund                   VARIABLE ANNUITIES
Franklin Value Fund
Templeton American Trust, Inc.            Franklin Valuemark(SM)
                                          Franklin Templeton
                                           Valuemark Income Plus
                                           (an immediate annuity)


*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).
**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.
***Portfolio of insured municipal securities.                            10/96.1